Short-term and long-term borrowings (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total short-term borrowings		¥ 0	¥ 24,971
7.25% SPD Silicon Valley Bank loan Term loan I due on 30 March 2018
Short-term Debt [Line Items]
Principal Amount	[1]	¥ 9,944	¥ 9,944
Interest rate per annum	[1]	7.25%	7.25%
Total short-term borrowings	[1]	¥ 0	¥ 9,944
7.50% SPD Silicon Valley Bank loan Revolving loan II due on December 31, 2018 and June 28, 2019
Short-term Debt [Line Items]
Principal Amount	[1]	¥ 9,945	¥ 9,945
Interest rate per annum	[1]	7.50%	7.50%
Total short-term borrowings	[1]	¥ 0	¥ 5,027
4.35% SPD Silicon Valley Bank loan Secured loan III due on December 28, 2018
Short-term Debt [Line Items]
Principal Amount	[2]	¥ 9,944	¥ 10,000
Interest rate per annum	[2]	4.35%	4.35%
Total short-term borrowings	[2]	¥ 0	¥ 10,000

[1]	The Group was granted an RMB20.0 million credit facility that will expire on June 30, 2019 for general corporate purposes. There into, RMB10.0 million is allocated to a term loan facility and RMB10.0 million is a revolving loan credit facility. The credit facility was guaranteed by the Company.
[2]	Loan III: As of December 31, 2017, the outstanding balance of the loan was secured by a US$ deposit of the Group in Silicon Valley Bank located in United States of America in the equivalent amount of RMB11.1 million, which was recorded as restricted cash. SPD Silicon Valley Bank is an onshore branch of Silicon Valley Bank. The interest is payable on a monthly basis and the principal will be due upon maturity. The loan was fully repaid in December 2018. In conjunction with Loan III, a warrant was granted to China Equities Hong Kong Limited ("China Equities") on October 31, 2017 for a cash consideration of US$0.621 to purchase up to 670,814 Series C-2 convertible redeemable preferred shares of the Company at US$0.64829 per share or if the fair market value of the warrant shares exceeds the exchange price, China Equities may effect a net cashless exchange of this warrant within five years after the grant of the warrant. In accordance with ASC 480-10-55-33, the warrant shall be classified as liability, initially recorded at fair value and subsequently measure at fair value through earnings. On September 29, 2018, China Equities has effected a net cashless exchange of the warrant for 483,702 Series C-2 convertible redeemable preferred shares with a consideration of nil.